Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.2%
U.S. Equity Funds - 1.2%
Alerian MLP ETF	23,099	$ 932,969
Vanguard S&P 500 ETF	27,261	10,180,348

Total Exchange-Traded Funds (Cost $11,024,033)		11,113,317

INVESTMENT COMPANIES - 95.6%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	2,420

International Equity Funds - 31.3%
Transamerica Emerging Markets Opportunities (C)	2,862,010	23,325,382
Transamerica International Equity (C)	7,285,501	142,067,267
Transamerica International Focus (C)	6,369,326	51,846,312
Transamerica International Small Cap Value (C)	1,100,969	14,907,115
Transamerica International Stock (C)	5,400,189	55,351,937

		287,498,013

U.S. Equity Funds - 62.9%
Transamerica Capital Growth (C)	907,163	5,660,694
Transamerica Large Cap Value (C)	17,661,495	226,067,138
Transamerica Mid Cap Growth (C)	2,775,125	21,229,707
Transamerica Mid Cap Value (C)	3,042,145	26,527,507
Transamerica Mid Cap Value Opportunities (C)	6,788	76,161
Transamerica Small Cap Growth (C)	1,011,956	6,355,082
Transamerica Small Cap Value (C)	1,238,454	7,232,571

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	9,596,628	$ 71,111,014
Transamerica US Growth (C)	9,841,558	212,676,061

		576,935,935

U.S. Mixed Allocation Fund - 1.4%
Transamerica Energy Infrastructure (C)	1,880,204	13,161,429

Total Investment Companies (Cost $795,864,783)		877,597,797

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.80% (F), dated 01/31/2023, to be repurchased at $26,920,162 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $27,457,194.	$ 26,918,816	26,918,816

Total Repurchase Agreement (Cost $26,918,816)		26,918,816

Total Investments (Cost $833,807,632)		915,629,930
Net Other Assets (Liabilities) - 0.3%		2,495,329

Net Assets - 100.0%		$ 918,125,259

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	75	03/17/2023	$ 14,992,040	$ 15,337,500	$ 345,460	$ —

Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,113,317	$—	$—	$11,113,317
Investment Companies	877,595,377	—	—	877,595,377
Repurchase Agreement	—	26,918,816	—	26,918,816

Total	$888,708,694	$26,918,816	$—	$915,627,510

Investment Companies Measured at Net Asset Value (E)				2,420

Total Investments				$915,629,930

Other Financial Instruments
Futures Contracts (H)	$345,460	$—	$—	$345,460

Total Other Financial Instruments	$345,460	$—	$—	$345,460

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$5,515,548	$—	$—	$—	$145,146	$5,660,694	907,163	$—	$—
Transamerica Emerging Markets Opportunities	18,366,821	590,521	—	—	4,368,040	23,325,382	2,862,010	590,521	—
Transamerica Energy Infrastructure	13,062,692	150,509	—	—	(51,772)	13,161,429	1,880,204	150,509	—
Transamerica Global Allocation Liquidating Trust	2,360	—	—	—	60	2,420	874	—	—
Transamerica International Equity	122,234,081	1,530,929	(6,000,000)	289,277	24,012,980	142,067,267	7,285,501	1,530,929	—
Transamerica International Focus	43,781,104	880,000	—	—	7,185,208	51,846,312	6,369,326	880,000	—
Transamerica International Small Cap Value	11,978,134	479,869	—	—	2,449,112	14,907,115	1,100,969	106,083	373,786
Transamerica International Stock	46,168,323	1,354,551	—	—	7,829,063	55,351,937	5,400,189	1,354,551	—
Transamerica Large Cap Value	220,130,056	12,732,678	(6,000,000)	(257,813)	(537,783)	226,067,138	17,661,495	767,379	11,965,299
Transamerica Mid Cap Growth	19,453,627	—	—	—	1,776,080	21,229,707	2,775,125	—	—
Transamerica Mid Cap Value	24,542,660	5,177,058	—	—	(3,192,211)	26,527,507	3,042,145	260,345	4,916,713
Transamerica Mid Cap Value Opportunities	70,038	4,641	—	—	1,482	76,161	6,788	809	3,832
Transamerica Small Cap Growth	6,033,826	233,483	—	—	87,773	6,355,082	1,011,956	—	233,483
Transamerica Small Cap Value	6,800,595	1,181,349	—	—	(749,373)	7,232,571	1,238,454	153,319	1,028,030
Transamerica Sustainable Equity Income	65,450,385	299,065	—	—	5,361,564	71,111,014	9,596,628	299,065	—
Transamerica US Growth	191,743,648	17,823,464	—	—	3,108,949	212,676,061	9,841,558	—	7,823,464

Total	$795,333,898	$42,438,117	$(12,000,000)	$31,464	$51,794,318	$877,597,797	70,980,385	$6,093,510	$26,344,607

Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At January 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$2,420	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at January 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4